Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Impairment losses of long-lived assets	$ 0	$ 0
Impairment of goodwill	$ 0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	P3Y
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	P5Y
Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	The lesser of the life of the lease or the life of the asset.